Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Jan. 31, 2016 USD ($) shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase of Equipment | $	$ 500
Property and equipment useful life, description	useful life of more than one year.
Diluted net income per shares related to warrants	1,345,666
Diluted net income per shares related to convertible promissory notes	119,442,929
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment useful life	3 years
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment useful life	7 years